PREPAID EXPENSES AND OTHER CURRENT ASSETS (Schedule of Prepaid Expenses and Other Current Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Receivables from governmental authorities	$ 53	$ 22
Prepaid expenses	734	3
Other	20
Total Prepaid Expenses and Other Current Assets	$ 807	$ 25